2019 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
March 31, 2019
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 6
Growth Strategy Fund 10
Equity Growth Strategy Fund 14
Notes to Schedules of Investments 17
Notes to Quarterly Report 19
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
March 31, 2019 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.4%
Alternative - 5.9%
RIC Commodity Strategies Fund Class Y 562,139 2,979
RIC Global Infrastructure Fund Class Y 157,530 1,708
RIF Global Real Estate Securities Fund 89,188 1,364
6,051
Domestic Equities - 9.1%
RIC Sustainable Equity Fund Class Y 1,170 59
RIC U.S. Dynamic Equity Fund Class Y 33,326 226
RIF U.S. Small Cap Equity Fund 554,792 7,479
RIF U.S. Strategic Equity Fund 108,560 1,603
9,367
Fixed Income - 47.6%
RIC Investment Grade Bond Fund Class Y 579,058 12,305
RIC Opportunistic Credit Fund Class Y 677,834 6,399
RIC Unconstrained Total Return Fund Class Y 827,462 8,192
RIF Strategic Bond Fund 2,141,444 22,206
49,102
International Equities - 18.7%
RIC Emerging Markets Fund Class Y 342,111 6,356
RIC Global Equity Fund Class Y 751,906 7,083
RIF International Developed Markets Fund 535,815 5,851
19,290
Multi-Asset - 14.1%
RIC Multi-Strategy Income Fund Class Y 1,458,561 14,513
Total Investments in Affiliated Funds
(cost $94,896) 98,323
Options Purchased - 0.0%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (46,749) USD 2,970 (ÿ)
29
Total Options Purchased
(cost $53) 29
Total Investments 95.4%
(identified cost $94,949) 98,352
Other Assets and Liabilities, Net - 4.6%
4,698
Net Assets - 100.0%
103,050

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 438 04/19
13
CAC40 Euro Index Futures 27 EUR 1,443 04/19
23
DAX Index Futures 3 EUR 865 06/19
(4)
Dow Jones U.S. Real Estate Index Futures 65 USD 2,233 06/19
56
Euro STOXX 50 Index Futures 24 EUR 785 06/19
13
FTSE 100 Index Futures 4 GBP 288 06/19
10
FTSE/MIB Index Futures 3 EUR 311 06/19
11
IBEX 35 Index Futures 4 EUR 368 04/19
3
MSCI EAFE Index Futures 15 USD 1,400 06/19
17
OMXS30 Index Futures 18 SEK 2,783 04/19
2
Russell 1000 E-Mini Index Futures 4 USD 315 06/19
5
S&P Mid 400 E-Mini Index Futures 1 USD 190 06/19
1
S&P/TSX 60 Index Futures 4 CAD 766 06/19
2
SPI 200 Index Futures 8 AUD 1,234 06/19
(1)
TOPIX Index Futures 6 JPY 95,520 06/19
(6)
Short Positions
MSCI Emerging Markets Index Futures 2 USD 106 06/19
(1)
NASDAQ 100 E-Mini Index Futures 21 USD 3,108 06/19
(118)
Russell 2000 E-Mini Index Futures 54 USD 4,168 06/19
(7)
S&P 500 E-Mini Index Futures 11 USD 1,561 06/19
(10)
S&P Financial Select Sector Index Futures 25 USD 1,981 06/19
32
United States 5 Year Treasury Note Futures 34 USD 3,938 06/19
8
United States 10 Year Treasury Note Futures 22 USD 2,733 06/19
(42)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
7
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 223 AUD 315 06/19/19 1
Bank of Montreal USD 371 CAD 494 06/19/19 (1)
Bank of Montreal USD 357 JPY 39,503 06/19/19 1
Bank of Montreal USD 29 MXN 575 06/19/19 —
Bank of Montreal CHF 118 USD 118 06/19/19 (1)
Bank of Montreal EUR 11 USD 13 06/19/19 —
Bank of Montreal GBP 241 USD 318 06/19/19 4
Bank of Montreal HKD 415 USD 53 06/19/19 —
Bank of Montreal SEK 432 USD 47 06/19/19 —
Bank of Montreal SGD 26 USD 19 06/19/19 —
Bank of Montreal ZAR 250 USD 17 06/19/19 —
Citigroup USD 20 RUB 1,340 06/19/19 —
Royal Bank of Canada USD 223 AUD 315 06/19/19 1
Royal Bank of Canada USD 370 CAD 494 06/19/19 —
Royal Bank of Canada USD 357 JPY 39,503 06/19/19 1
Royal Bank of Canada USD 29 MXN 575 06/19/19 —
Royal Bank of Canada CHF 118 USD 118 06/19/19 (1)
Royal Bank of Canada EUR 11 USD 13 06/19/19 —
Royal Bank of Canada GBP 241 USD 318 06/19/19 4
Royal Bank of Canada HKD 415 USD 53 06/19/19 —
Royal Bank of Canada SEK 432 USD 47 06/19/19 —
Royal Bank of Canada SGD 26 USD 19 06/19/19 —
Royal Bank of Canada ZAR 250 USD 17 06/19/19 —
State Street USD 1,031 CNY 6,920 06/19/19 (2)
State Street INR 8,140 USD 115 06/19/19 (1)
State Street KRW 349,910 USD 310 06/19/19 2
State Street TWD 9,520 USD 309 06/19/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
8

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 2,200 (1.000%)
(2)
06/20/24
74 7 81
CDX NA High Yield Index Bank of America
Sell
USD 3,600 5.000%
(2)
06/20/24
218 21 239
CDX NA Investment Grade
Index Bank of America
Purchase
USD 8,900 (1.000%)
(2)
06/20/24
(142) (16) (158)
Total Open Credit Indices Contracts (å) 150 12 162
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 98,323 $ — $ —
$ —
$ 98,323
Options Purchased 29 — —
—
29
Total Investments 98,352 — — — 98,352
Other Financial Instruments
Assets
Futures Contracts 19 6 — — — 19 6
Foreign Currency Exchange Contracts — 1 4 — — 1 4
Credit Default Swap Contracts — 320 — — 320
Liabilities
Futures Contracts (189) — — — (1 89 )
Foreign Currency Exchange Contracts — (6) — — (6)
Credit Default Swap Contracts — (158) — — (158)
Total Other Financial Instruments
*
$ 7 $ 170 $ — $ — $ 177
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.5%
Alternative - 6.6%
RIC Commodity Strategies Fund Class Y 1,548,674 8,208
RIC Global Infrastructure Fund Class Y 448,727 4,864
RIF Global Real Estate Securities Fund 275,391 4,211
17,283
Domestic Equities - 9.3%
RIC Sustainable Equity Fund Class Y 95,989 4,870
RIC U.S. Dynamic Equity Fund Class Y 276,523 1,872
RIF U.S. Small Cap Equity Fund 1,043,972 14,074
RIF U.S. Strategic Equity Fund 250,807 3,704
24,520
Fixed Income - 32.6%
RIC Opportunistic Credit Fund Class Y 1,062,580 10,031
RIC Unconstrained Total Return Fund Class Y 1,781,336 17,635
RIF Strategic Bond Fund 5,616,622 58,244
85,910
International Equities - 37.3%
RIC Emerging Markets Fund Class Y 1,082,800 20,118
RIC Global Equity Fund Class Y 4,887,947 46,044
RIF International Developed Markets Fund 2,921,962 31,908
98,070
Multi-Asset - 7.7%
RIC Multi-Strategy Income Fund Class Y 2,030,983 20,208
Total Investments in Affiliated Funds
(cost $230,895) 245,991
Options Purchased - 0.1%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (249,327) USD 15,840 (ÿ)
154
Total Options Purchased
(cost $285) 154
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@) 9,873 (∞)
10
Total Short-Term Investments
(cost $10) 10
Total Investments 93.6%
(identified cost $231,190) 246,155
Other Assets and Liabilities, Net - 6.4%
16,957
Net Assets - 100.0%
263,112

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 13 EUR 1,425 04/19
43
CAC40 Euro Index Futures 87 EUR 4,648 04/19
99
DAX Index Futures 12 EUR 3,460 06/19
(2)
Dow Jones U.S. Real Estate Index Futures 162 USD 5,565 06/19
138
Euro STOXX 50 Index Futures 80 EUR 2,618 06/19
43
FTSE 100 Index Futures 8 GBP 577 06/19
20
FTSE/MIB Index Futures 9 EUR 933 06/19
33
IBEX 35 Index Futures 14 EUR 1,286 04/19
11
MSCI EAFE Index Futures 9 USD 840 06/19
1
OMXS30 Index Futures 59 SEK 9,123 04/19
7
S&P/TSX 60 Index Futures 2 CAD 383 06/19
1
SPI 200 Index Futures 9 AUD 1,388 06/19
(1)
TOPIX Index Futures 19 JPY 302,481 06/19
(20)
Short Positions
Hang Seng Index Futures 1 HKD 1,454 04/19
(3)
MSCI Emerging Markets Index Futures 10 USD 529 06/19
(5)
MSCI Singapore Index Futures 1 SGD 36 04/19
—
NASDAQ 100 E-Mini Index Futures 85 USD 12,581 06/19
(479)
Russell 1000 E-Mini Index Futures 7 USD 551 06/19
(9)
S&P Financial Select Sector Index Futures 48 USD 3,804 06/19
61
S&P Mid 400 E-Mini Index Futures 5 USD 951 06/19
(11)
United States 5 Year Treasury Note Futures 115 USD 13,320 06/19
28
United States 10 Year Treasury Note Futures 25 USD 3,105 06/19
(47)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(92)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TRY 440 USD 76 06/19/19 3
Bank of America TRY 440 USD 76 06/19/19 3
Bank of America TRY 440 USD 76 06/19/19 3
Bank of America TRY 440 USD 77 06/19/19 2
Bank of Montreal USD 374 CAD 498 06/19/19 (1)
Bank of Montreal USD 169 CHF 168 06/19/19 1
Bank of Montreal USD 392 JPY 43,270 06/19/19 1
Bank of Montreal USD 21 MXN 415 06/19/19 —
Bank of Montreal USD 162 NOK 1,388 06/19/19 —
Bank of Montreal AUD 682 USD 482 06/19/19 (3)
Bank of Montreal EUR 1,717 USD 1,956 06/19/19 18
Bank of Montreal GBP 877 USD 1,160 06/19/19 14
Bank of Montreal HKD 1,124 USD 143 06/19/19 —
Bank of Montreal SEK 464 USD 50 06/19/19 —
Bank of Montreal SGD 230 USD 170 06/19/19 —
Bank of Montreal ZAR 53 USD 4 06/19/19 —
Citigroup USD 374 CAD 498 06/19/19 (1)
Citigroup USD 169 CHF 168 06/19/19 2
Citigroup USD 392 JPY 43,270 06/19/19 1
Citigroup USD 21 MXN 415 06/19/19 —
Citigroup USD 162 NOK 1,388 06/19/19 (1)
Citigroup USD 28 RUB 1,880 06/19/19 —
Citigroup AUD 682 USD 483 06/19/19 (2)
Citigroup BRL 5,310 USD 1,379 06/19/19 31
Citigroup EUR 1,717 USD 1,955 06/19/19 16
Citigroup GBP 877 USD 1,161 06/19/19 14
Citigroup HKD 1,124 USD 143 06/19/19 —
Citigroup SEK 464 USD 50 06/19/19 —

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup SGD 230 USD 170 06/19/19 —
Citigroup ZAR 53 USD 4 06/19/19 —
Commonwealth Bank of Australia USD 373 CAD 498 06/19/19 —
Commonwealth Bank of Australia USD 169 CHF 168 06/19/19 1
Commonwealth Bank of Australia USD 391 JPY 43,270 06/19/19 1
Commonwealth Bank of Australia USD 21 MXN 415 06/19/19 —
Commonwealth Bank of Australia USD 162 NOK 1,388 06/19/19 —
Commonwealth Bank of Australia AUD 682 USD 482 06/19/19 (3)
Commonwealth Bank of Australia EUR 1,717 USD 1,956 06/19/19 17
Commonwealth Bank of Australia GBP 877 USD 1,159 06/19/19 13
Commonwealth Bank of Australia HKD 1,124 USD 143 06/19/19 —
Commonwealth Bank of Australia SEK 464 USD 50 06/19/19 —
Commonwealth Bank of Australia SGD 230 USD 170 06/19/19 —
Commonwealth Bank of Australia ZAR 53 USD 4 06/19/19 —
Royal Bank of Canada USD 373 CAD 498 06/19/19 —
Royal Bank of Canada USD 169 CHF 168 06/19/19 2
Royal Bank of Canada USD 391 JPY 43,270 06/19/19 1
Royal Bank of Canada USD 21 MXN 415 06/19/19 —
Royal Bank of Canada USD 162 NOK 1,388 06/19/19 —
Royal Bank of Canada AUD 682 USD 482 06/19/19 (3)
Royal Bank of Canada EUR 1,717 USD 1,955 06/19/19 16
Royal Bank of Canada GBP 877 USD 1,159 06/19/19 13
Royal Bank of Canada HKD 1,124 USD 143 06/19/19 —
Royal Bank of Canada SEK 464 USD 50 06/19/19 —
Royal Bank of Canada SGD 230 USD 170 06/19/19 —
Royal Bank of Canada ZAR 53 USD 4 06/19/19 —
State Street USD 2,298 CNY 15,430 06/19/19 (4)
State Street INR 49,110 USD 695 06/19/19 (5)
State Street KRW 1,695,470 USD 1,503 06/19/19 10
State Street TWD 28,550 USD 927 06/19/19 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
159
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 4,300 (1.000%)
(2)
06/20/24
144 14 158
CDX NA High Yield Index Bank of America
Sell
USD 2,000 5.000%
(2)
06/20/24
122 11 133
CDX NA Investment Grade
Index Bank of America
Purchase
USD 16,800 (1.000%)
(2)
06/20/24
(269) (29) (298)
Total Open Credit Indices Contracts (å) (3) (4) (7)

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 9
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 245,991 $ — $ —
$ —
$ 245,991
Options Purchased 154 — —
—
154
Short-Term Investments — — —
10
10
Total Investments 246,145 — — 10 246,155
Other Financial Instruments
Assets
Futures Contracts 485 — — — 48 5
Foreign Currency Exchange Contracts — 18 3 — — 18 3
Credit Default Swap Contracts — 291 — — 291
Liabilities
Futures Contracts (57 7 ) — — — (57 7 )
Foreign Currency Exchange Contracts — (2 4 ) — — (2 4 )
Credit Default Swap Contracts — (298) — — (298)
Total Other Financial Instruments
*
$ (9 2 ) $ 152 $ — $ — $ 60
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.1%
Alternative - 7.4%
RIC Commodity Strategies Fund Class Y 1,102,426 5,842
RIC Global Infrastructure Fund Class Y 335,524 3,637
RIF Global Real Estate Securities Fund 350,001 5,352
14,831
Domestic Equities - 27.8%
RIC Sustainable Equity Fund Class Y 187,686 9,523
RIC U.S. Dynamic Equity Fund Class Y 1,021,581 6,916
RIF U.S. Small Cap Equity Fund 1,637,412 22,073
RIF U.S. Strategic Equity Fund 1,189,917 17,575
56,087
Fixed Income - 17.0%
RIC Opportunistic Credit Fund Class Y 245,959 2,322
RIC Unconstrained Total Return Fund Class Y 2,233,119 22,108
RIF Strategic Bond Fund 946,669 9,817
34,247
International Equities - 41.9%
RIC Emerging Markets Fund Class Y 849,048 15,775
RIC Global Equity Fund Class Y 3,696,974 34,826
RIF International Developed Markets Fund 3,102,983 33,885
84,486
Total Investments in Affiliated Funds
(cost $177,945) 189,651
Options Purchased - 0.1%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (186,996) USD 11,880 (ÿ)
115
Total Options Purchased
(cost $214) 115
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@) 19,167 (∞)
19
Total Short-Term Investments
(cost $19) 19
Total Investments 94.2%
(identified cost $178,178) 189,785
Other Assets and Liabilities, Net - 5.8%
11,720
Net Assets - 100.0%
201,505

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 11 EUR 1,205 04/19
37
CAC40 Euro Index Futures 72 EUR 3,847 04/19
82
DAX Index Futures 11 EUR 3,172 06/19
(1)
Dow Jones U.S. Real Estate Index Futures 60 USD 2,061 06/19
51
Euro STOXX 50 Index Futures 66 EUR 2,160 06/19
36
FTSE 100 Index Futures 20 GBP 1,442 06/19
51
FTSE/MIB Index Futures 9 EUR 933 06/19
33
IBEX 35 Index Futures 12 EUR 1,103 04/19
9
MSCI EAFE Index Futures 24 USD 2,240 06/19
20
MSCI Emerging Markets Index Futures 40 USD 2,115 06/19
25
OMXS30 Index Futures 51 SEK 7,886 04/19
6
S&P/TSX 60 Index Futures 8 CAD 1,531 06/19
4
SPI 200 Index Futures 14 AUD 2,160 06/19
(2)
TOPIX Index Futures 17 JPY 270,639 06/19
(18)
United States 5 Year Treasury Note Futures 124 USD 14,363 06/19
140
Short Positions
NASDAQ 100 E-Mini Index Futures 59 USD 8,733 06/19
(332)
Russell 1000 E-Mini Index Futures 21 USD 1,652 06/19
(28)
Russell 2000 E-Mini Index Futures 54 USD 4,168 06/19
(7)
S&P 500 E-Mini Index Futures 87 USD 12,344 06/19
(80)
S&P Financial Select Sector Index Futures 12 USD 951 06/19
15
S&P Mid 400 E-Mini Index Futures 12 USD 2,281 06/19
(29)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
12
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 170 CAD 227 06/19/19 —
Bank of Montreal USD 264 JPY 29,128 06/19/19 1
Bank of Montreal AUD 113 USD 80 06/19/19 —
Bank of Montreal CHF 388 USD 389 06/19/19 (4)
Bank of Montreal EUR 2,462 USD 2,805 06/19/19 24
Bank of Montreal GBP 1,451 USD 1,920 06/19/19 22
Bank of Montreal HKD 893 USD 114 06/19/19 —
Bank of Montreal MXN 760 USD 39 06/19/19 —
Bank of Montreal SEK 620 USD 67 06/19/19 —
Bank of Montreal SGD 55 USD 41 06/19/19 —
Bank of Montreal ZAR 133 USD 9 06/19/19 —
Citigroup USD 170 CAD 227 06/19/19 (1)
Citigroup USD 264 JPY 29,128 06/19/19 1
Citigroup USD 40 RUB 2,680 06/19/19 —
Citigroup AUD 113 USD 80 06/19/19 —
Citigroup CHF 388 USD 389 06/19/19 (4)
Citigroup EUR 2,462 USD 2,804 06/19/19 23
Citigroup GBP 1,451 USD 1,921 06/19/19 25
Citigroup HKD 893 USD 114 06/19/19 —
Citigroup MXN 760 USD 39 06/19/19 —
Citigroup SEK 620 USD 67 06/19/19 —
Citigroup SGD 55 USD 41 06/19/19 —
Citigroup ZAR 133 USD 9 06/19/19 —
Royal Bank of Canada USD 170 CAD 227 06/19/19 —
Royal Bank of Canada USD 264 JPY 29,128 06/19/19 1
Royal Bank of Canada AUD 113 USD 80 06/19/19 —
Royal Bank of Canada CHF 388 USD 389 06/19/19 (4)
Royal Bank of Canada EUR 2,462 USD 2,805 06/19/19 24
Royal Bank of Canada GBP 1,451 USD 1,918 06/19/19 22

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada HKD 893 USD 114 06/19/19 —
Royal Bank of Canada MXN 760 USD 39 06/19/19 —
Royal Bank of Canada SEK 620 USD 67 06/19/19 —
Royal Bank of Canada SGD 55 USD 41 06/19/19 —
Royal Bank of Canada ZAR 133 USD 9 06/19/19 —
State Street USD 2,220 CNY 14,900 06/19/19 (3)
State Street KRW 233,270 USD 207 06/19/19 1
State Street TWD 28,550 USD 927 06/19/19 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
127
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Sell
USD 100 1.000%
(2)
06/20/24
(3) — (3)
CDX NA High Yield Index Bank of America
Purchase
USD 10,000 (5.000%)
(2)
06/20/24
(620) (45) (665)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 5,300 (1.000%)
(2)
06/20/24
(85) (9) (94)
Total Open Credit Indices Contracts (å) (708) (54) (762)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 189,651 $ — $ —
$ —
$ 189,651
Options Purchased 115 — —
—
115
Short-Term Investments — — —
19
19
Total Investments 189,766 — — 19 189,785
Other Financial Instruments
Assets
Futures Contracts 509 — — — 509
Foreign Currency Exchange Contracts — 14 4 — — 14 4
Liabilities
Futures Contracts (497) — — — (497)
Foreign Currency Exchange Contracts — (1 7 ) — — (1 7 )
Credit Default Swap Contracts — (76 2 ) — — (76 2 )
Total Other Financial Instruments
*
$ 12 $ (63 5 ) $ — $ — $ (62 3 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 13
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.1%
Alternative - 6.2%
RIC Commodity Strategies Fund Class Y 258,811 1,372
RIC Global Infrastructure Fund Class Y 91,460 991
RIF Global Real Estate Securities Fund 40,496 619
2,982
Domestic Equities - 31.3%
RIC Sustainable Equity Fund Class Y 65,613 3,329
RIC U.S. Dynamic Equity Fund Class Y 363,924 2,464
RIF U.S. Small Cap Equity Fund 499,544 6,733
RIF U.S. Strategic Equity Fund 180,608 2,668
15,194
Fixed Income - 8.1%
RIC Opportunistic Cr edit Fund Class Y 39,564 373
RIC Unconstrained Total Return Fund Class Y 357,774 3,542
3,915
International Equities - 47.5%
RIC Emerging Markets Fund Class Y 270,481 5,026
RIC Global Equity Fund Class Y 1,033,655 9,737
RIF International Developed Markets Fund 759,048 8,289
23,052
Total Investments in Affiliated Funds
(cost $40,637) 45,143
Options Purchased - 0.1%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (46,749) USD 2,970 (ÿ)
29
Total Options Purchased
(cost $53) 29
Short-Term Investments - 0.0%
U.S. Cash Management Fund (@) 19,992 (∞)
20
Total Short-Term Investments
(cost $20) 20
Total Investments 93.2%
(identified cost $40,710) 45,192
Other Assets and Liabilities, Net - 6.8%
3,279
Net Assets - 100.0%
48,471

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 3 EUR 329 04/19
10
CAC40 Euro Index Futures 20 EUR 1,069 04/19
17
DAX Index Futures 2 EUR 577 06/19
(3)
Dow Jones U.S. Real Estate Index Futures 66 USD 2,266 06/19
56
Euro STOXX 50 Index Futures 18 EUR 589 06/19
10
FTSE 100 Index Futures 7 GBP 505 06/19
18
FTSE/MIB Index Futures 2 EUR 207 06/19
7
IBEX 35 Index Futures 3 EUR 276 04/19
2
MSCI EAFE Index Futures 8 USD 747 06/19
8
OMXS30 Index Futures 13 SEK 2,010 04/19
2
Russell 1000 E-Mini Index Futures 1 USD 79 06/19
1
SPI 200 Index Futures 3 AUD 463 06/19
—
TOPIX Index Futures 4 JPY 63,679 06/19
(4)
Short Positions
MSCI Emerging Markets Index Futures 45 USD 2,380 06/19
(24)
NASDAQ 100 E-Mini Index Futures 16 USD 2,368 06/19
(89)
Russell 2000 E-Mini Index Futures 23 USD 1,775 06/19
(3)
S&P 500 E-Mini Index Futures 6 USD 851 06/19
(6)
S&P Financial Select Sector Index Futures 12 USD 951 06/19
15
S&P Mid 400 E-Mini Index Futures 1 USD 190 06/19
(4)
United States 5 Year Treasury Note Futures 13 USD 1,506 06/19
3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
16
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 313 AUD 443 06/19/19 2
Bank of Montreal USD 171 CAD 227 06/19/19 —
Bank of Montreal USD 343 JPY 37,862 06/19/19 1
Bank of Montreal USD 8 ZAR 115 06/19/19 —
Bank of Montreal CHF 223 USD 223 06/19/19 (2)
Bank of Montreal EUR 882 USD 1,005 06/19/19 8
Bank of Montreal GBP 420 USD 555 06/19/19 7
Bank of Montreal HKD 360 USD 46 06/19/19 —
Bank of Montreal MXN 2,025 USD 103 06/19/19 —
Bank of Montreal SEK 375 USD 40 06/19/19 —
Bank of Montreal SGD 22 USD 16 06/19/19 —
Citigroup USD 22 RUB 1,490 06/19/19 —
Citigroup BRL 980 USD 254 06/19/19 6
Royal Bank of Canada USD 313 AUD 443 06/19/19 2
Royal Bank of Canada USD 170 CAD 227 06/19/19 —
Royal Bank of Canada USD 343 JPY 37,862 06/19/19 1
Royal Bank of Canada USD 8 ZAR 115 06/19/19 —
Royal Bank of Canada CHF 223 USD 223 06/19/19 (2)
Royal Bank of Canada EUR 882 USD 1,005 06/19/19 9
Royal Bank of Canada GBP 420 USD 555 06/19/19 6
Royal Bank of Canada HKD 360 USD 46 06/19/19 —
Royal Bank of Canada MXN 2,025 USD 104 06/19/19 —
Royal Bank of Canada SEK 375 USD 40 06/19/19 —
Royal Bank of Canada SGD 22 USD 16 06/19/19 —
State Street USD 521 CNY 3,500 06/19/19 (1)
State Street INR 12,940 USD 183 06/19/19 (2)
State Street KRW 116,630 USD 103 06/19/19 1
State Street TWD 9,520 USD 309 06/19/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
36

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Sell
USD 100 1.000%
(2)
06/20/24
(3) — (3)
CDX NA High Yield Index Bank of America
Purchase
USD 1,300 (5.000%)
(2)
06/20/24
(83) (4) (87)
Total Open Credit Indices Contracts (å) (86) (4) (90)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 45,143 $ — $ —
$ —
$ 45,143
Options Purchased 29 — —
—
29
Short-Term Investments — — —
20
20
Total Investments 45,172 — — 20 45,192
Other Financial Instruments
Assets
Futures Contracts 1 49 — — — 1 49
Foreign Currency Exchange Contracts — 4 3 — — 4 3
Liabilities
Futures Contracts (133) — — — (133)
Foreign Currency Exchange Contracts — (7) — — (7)
Credit Default Swap Contracts — (90) — — (90)
Total Other Financial Instruments
*
$ 16 $ (54) $ — $ — $ (38)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedules of Investments — March 31, 2019 (Unaudited)
Notes to Schedules of Investments 17
Footnotes:
Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(∞) Unrounded units.
(ÿ) Notional Amount in thousands.
( @ ) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedules of Investments, continued — March 31, 2019 (Unaudited)
18 Notes to Schedules of Investments
Foreign Currency Abbreviations:
ARS - Argentine peso HKD – Hong Kong dollar PHP – Philippine peso
AUD - Australian dollar HUF - Hungarian forint PKR - Pakistani rupee
BRL - Brazilian real IDR - Indonesian rupiah PLN - Polish zloty
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese renminbi yuan (offshore) ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR – Malaysian ringgit VEB - Venezuelan bolivar
EGP - Egyptian pound NOK - Norwegian krone VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — March 31, 2019 (Unaudited)
Notes to Quarterly Report 19
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on four of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value ("NAV") to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment
Company Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
The following table shows the Funds' approximate expected target strategic asset allocation effective on or about May 1, 2018 to equity, fixed income, multi-asset and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC
Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond, RIC
Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the RIC
Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.
* Actual asset allocation may vary
.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation Targets*
Asset Allocation
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Alternative** 7.5% 7% 8% 8%
Equity 29.5% 51% 70% 85%
Fixed Income 53% 38% 22% 7%
Multi-Asset 10% 4% —% —%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
20 Notes to Quarterly Report
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the NAV per share of each
Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 21
valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such instruments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity's measurement date.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.
For the period ended March 31, 2019 there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
22 Notes to Quarterly Report
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received

Russell Investment Funds
LifePoints
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Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 23
is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended March 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
As of March 31, 2019, the Funds had no cash collateral balances in connection with foreign currency contracts purchased/sold.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
24 Notes to Quarterly Report
For the period ended March 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:
The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
As of March 31, 2019, the Funds had no cash collateral balances in connection with options contracts purchased/sold.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended March 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
As of March 31, 2019, the Funds had no cash collateral balances in connection with futures contracts purchased/sold.
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 25
return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of March 31, 2019, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Cash Collateral for Swaps
Moderate Strategy Fund $ 200,000
Balanced Strategy Fund $ 400,000
Growth Strategy Fund $ 250,000
Equity Growth Strategy Fund $ 265,023

Russell Investment Funds
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®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
26 Notes to Quarterly Report
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended March 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 27
more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended March 31, 2019, the Funds did not enter into total return swap agreements.
The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
28 Notes to Quarterly Report
providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of March 31, 2019, the Funds had invested
$49,042 in the U.S. Cash Management Fund.
Federal Income Taxes
At March 31 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth Strategy
Fund
Equity Growth
Strategy Fund
Cost of Investments
$ 96,564,580 $ 235,816,934 $ 181,342,267 $ 42,969,386
Unrealized Appreciation
$ 2,757,592 $ 13,053,617 $ 11,983,975 $ 2,782,538
Unrealized Depreciation
(792,968) (2,655,604) (4,164,841) (597,411)
Net Unrealized Appreciation (Depreciation)
$ 1,964,624 $ 10,398,013 $ 7,819,134 $ 2,185,127

Russell Investment Funds
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